CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
REVENUES:
Total Revenues	$ 12,048,619	$ 3,884,588
COST OF REVENUES:
Total Cost of Revenues	6,844,396	2,294,552
GROSS PROFIT	5,204,223	1,590,036
OPERATING EXPENSES:
Selling and marketing expenses	289,140	179,318
Salaries, wages and contract labor	4,299,799	3,098,782
Research and development	488,694	310,099
Professional Fees	245,033	393,531
General and administrative expenses	1,451,461	1,051,799
Total Operating Expenses	6,774,127	5,033,529
INCOME (LOSS) FROM OPERATIONS	(1,569,904)	(3,443,493)
OTHER INCOME (EXPENSES):
Interest expense	(17,180)	(4,519,035)
Gain on settlement of debt		64,647
Warrant derivative gain		2,743,686
Other income, net	6,197	1,719
Total Other Income (Expense)	(10,983)	(1,708,983)
NET INCOME (LOSS)	(1,580,887)	(5,152,477)
Series A preferred stock dividends		(17,760)
Net income (loss) applicable to common stock	$ (1,580,887)	$ (5,170,237)
Basic Net Income (Loss) Per Share	$ (0.08)	$ (1.43)
Diluted Net Income (Loss) Per Share	$ (0.08)	$ (1.43)
Weighted Average Shares-Basic	20,796,132	3,606,401
Weighted Average Shares-Diluted	20,796,132	3,606,401
Project Revenues [Member]
REVENUES:
Total Revenues	$ 10,753,926	$ 1,884,079
COST OF REVENUES:
Total Cost of Revenues	6,373,684	1,487,516
Maintenance and Technical Support Revenues [Member]
REVENUES:
Total Revenues	1,170,215	1,127,932
COST OF REVENUES:
Total Cost of Revenues	409,316	458,960
IT Asset Management Services Revenues [Member]
REVENUES:
Total Revenues	124,478	872,577
COST OF REVENUES:
Total Cost of Revenues	$ 61,396	$ 348,076